MATERIAL ACCOUNTING POLICY INFORMATION (Tables)	12 Months Ended
May 31, 2025
Material Accounting Policy Information [Abstract]
Disclosure of Detailed Information About Expected Life and Residual Values for Property and Equipment [Table Text Block]
	Expected Life	Residual Values
Computer equipment	5 years	-
Leasehold improvements	5 years	-
Laboratory	20 years	-
Motor vehicle	4 years	-
Office equipment	10 years	-
Research equipment	20 years	-

Disclosure of Detailed Information About Expected Life and Residual Values for Intangible Assets [Table Text Block]
	Expected Life	Residual Values
Investor relations videos	5 years	-
Patents	20 years from day of filing	-

Disclosure of Detailed Information About Expected Life and Residual Values for Right of Use Assets [Table Text Block]
	Expected Life	Residual Values
Property leases	2-5 years	-